Share Capital	12 Months Ended
Jan. 31, 2021
Disclosure of classes of share capital [abstract]
Share Capital
25	Share Capital

	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
446,582,604 (2020: 4,697,204) Ordinary shares	338,498	170,193

(a)	Ordinary shares

	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s
At the beginning of the reporting period	170,193	134,183
Issuance of new shares
- Cash collected from sale of new share issuances and cash exercise of warrants	93,693	12,586
- Shares issued in lieu of agreed settlement	5,503	-
- Conversion of debt	1,689	-
- Shares issued in lieu of inventory payment	-	15, 525
- Shares issued in lieu of related party loan	-	1,546
- Convertible notes converted to equity	67,420	5,979
Warrants issued	-	374
At the end of the reporting period	338,498	170,193

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Group. On a show of hands at meetings of the Group, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

On 20 December 2019 the company executed a 1-100 reverse share split reducing the number of shares.

The Group does not have authorised capital or par value in respect of its shares.

(b)	Capital Management

The key objectives of the Group when managing capital is to safeguard its ability to continue as a going concern and maintain optimal benefits to stakeholders. Management also aims to maintain a capital structure that ensures the lowest cost of capital available to the entity. The Group defines capital as its equity and net debt.

There has been no change to capital risk management policies during the year.

Management are constantly adjusting the capital structure to take advantage of favourable costs of capital or high return on assets. As the market is constantly changing, management may change the amount of dividends to be paid to shareholders, return capital to shareholders or sell assets to reduce debt. The Group is not subject to any externally imposed capital requirements.

The gearing ratio for the years ended 31 January 2021 and 31 January 2020 are as follows:

	Note	31 January 2021 NZ$000’s	31 January 2020 NZ$000’s
Total borrowings	22	17,495	38,913
Less Cash and cash equivalents	15	(90,925)	(3,791)
Net cash)/ net debt		(73,430)	35,122
Equity		89,191	(6,284)
Total capital		15,788	28,838
Gearing ratio		20%	(619)%

(b)	Warrants

The following warrants were outstanding as at 31 January 2021 (31 January 2020: 610,122).

Average Exercise Price (USD)	Issue Date	Expiry Date	No. of warrants
	Mar-19	Mar-21	42,285
	Mar-19	Mar-23	14,000
$0.01 - $0.50	Apr-19	Apr-22	500
	May-19	May-21	10,000
	Jul-19	May-25	170,100
	Aug-19	Feb-25	285,714
	Aug-19	Aug-24	22,857
$1.51 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000
$2.01 - $4.00	Jun-18	Jun-23	8,000
	Mar-19	Mar-21	3,922
$4.01+	May-18	May-21	2,816
Total number of outstanding warrants as at 31 January 2021			582,194